Label	Element	Value
Allspring Emerging Growth Fund | (Allspring Emerging Growth Fund- Administrator Class)
Prospectus [Line Items]	oef_ProspectusLineItems
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2026
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Allspring Emerging Growth Fund | (Allspring Emerging Growth Fund- Administrator Class) | Administrator Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.48%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.33%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.18%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.15%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	385
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	693
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,569

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
[2]	The Manager has contractually committed through August 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.15% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.